Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 13, 2011
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY FLEXIBLE INCOME TRUST
Central Index Key	dei_EntityCentralIndexKey	0000882381
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 13, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 13, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011

Morgan Stanley Flexible Income Trust (Prospectus Summary): | Morgan Stanley Flexible Income Trust
MORGAN STANLEY FLEXIBLE INCOME TRUST

Morgan Stanley

June 13, 2011

Supplement

SUPPLEMENT DATED JUNE 13, 2011 TO THE PROSPECTUS OF
MORGAN STANLEY FLEXIBLE INCOME TRUST
Dated February 28, 2011

The following disclosure is hereby added as the last sentence of the sixth paragraph in the section of the Prospectus titled "Fund Summary—Principal Investment Strategies":

The Fund may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the tenth paragraph in the section of the Prospectus titled "Fund Summary—Principal Risks":

•   Liquidity Risk. The Fund's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

DINSPT1 6/11

The following disclosure is hereby added as the last sentence of the sixth paragraph in the section of the Prospectus titled "Fund Summary—Principal Investment Strategies":
The Fund may also invest in restricted and illiquid securities.
The following disclosure is hereby added as the tenth paragraph in the section of the Prospectus titled "Fund Summary—Principal Risks":

•   Liquidity Risk. The Fund's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
Morgan Stanley Flexible Income Trust (Prospectus Summary): | Morgan Stanley Flexible Income Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MORGAN STANLEY FLEXIBLE INCOME TRUST
Supplement Text	ck0000882381_SupplementTextBlock

Morgan Stanley

June 13, 2011

Supplement

SUPPLEMENT DATED JUNE 13, 2011 TO THE PROSPECTUS OF
MORGAN STANLEY FLEXIBLE INCOME TRUST
Dated February 28, 2011

The following disclosure is hereby added as the last sentence of the sixth paragraph in the section of the Prospectus titled "Fund Summary—Principal Investment Strategies":

The Fund may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the tenth paragraph in the section of the Prospectus titled "Fund Summary—Principal Risks":

•   Liquidity Risk. The Fund's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

DINSPT1 6/11

Investment Strategy, Heading	rr_StrategyHeading	The following disclosure is hereby added as the last sentence of the sixth paragraph in the section of the Prospectus titled "Fund Summary—Principal Investment Strategies":
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund may also invest in restricted and illiquid securities.
Risk, Heading	rr_RiskHeading	The following disclosure is hereby added as the tenth paragraph in the section of the Prospectus titled "Fund Summary—Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

•   Liquidity Risk. The Fund's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Morgan Stanley Flexible Income Trust | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DINAX
Morgan Stanley Flexible Income Trust | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DINBX
Morgan Stanley Flexible Income Trust | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DINCX
Morgan Stanley Flexible Income Trust | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DINDX